Income Taxes (Net Operating Losses Carryforwards by Expiration Date) (Detail) ¥ in Billions	Mar. 31, 2025 JPY (¥)	[1],[2]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	¥ 426
2026
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	15
2027
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	3
2028
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	0
2029
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	5
2030
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	6
2031 and thereafter
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	¥ 397	[3]

[1]	Net operating loss carryforwards related to Japanese local taxes recorded at MHBK in the fiscal year ended March 31, 2024 in the amount of ¥456 billion (tax effected ¥16 billion) are not included in the table. The net operating loss carryforwards will mostly expire during the fiscal year ending March 31, 2034.
[2]	Net operating loss carryforwards related to Japanese local taxes recorded at MHFG in the fiscal year ended March 31, 2022 in the amount of ¥500 billion (tax effected ¥24 billion) are not included in the table. The net operating loss carryforwards are fully offset by valuation allowance and will mostly expire during the fiscal year ending March 31, 2032.
[3]	Including the net operating loss carryforwards which may be carried forward indefinitely in the United Kingdom.